Temporary Equity (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended
	Sep. 28, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 07, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity, Par or Stated Value Per Share		$ 0.00001	$ 0.00001
Common Stock, Shares Authorized		350,000,000	350,000,000		350,000,000	350,000,000
[custom:TemporaryEquityNetProceeds]	$ 2,625,000	$ 1,260,000
Escrow Deposit	$ 1,365,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.06	$ 0.06		$ 0.25	$ 0.24	$ 0.25
Equity Method Investments [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		0.0693	$ 0.0693
[custom:PercentageOfPlacementAgentCashFee]			9.00%
Investment Company, Shareholder Service Fee Expense			$ 270,000
[custom:WarrantToPurchaseCommonStockShares]			5,210,526
InvestorWarrantMember
Class of Warrant or Right, Date from which Warrants or Rights Exercisable			Sep. 28, 2024
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.063	$ 0.063
[custom:IssuanceOfCommonStockExercisePercentageProvision]			4.99%
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Shares Authorized	3,300
Temporary Equity, Par or Stated Value Per Share	$ 1,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.063
Convertible Preferred Stock [Member]
Common Stock, Shares Authorized	57,894,738
Temporary Equity, Aggregate Amount of Redemption Requirement	$ 3,000,000
Convertible Preferred Stock [Member] | Maximum [Member]
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants	28,947,368
Series B Preferred Stock [Member]
Common Stock, Shares Authorized		850,000,000	850,000,000
Temporary Equity, Aggregate Amount of Redemption Requirement	3,000,000
Escrow Deposit		$ 1,365,000	$ 1,365,000	$ 1,365,000
Preferred Stock, Dividend Rate, Percentage			8.00%
Common Stock, Convertible, Conversion Price, Increase			$ 0.057
Percentage of preferred stock conversion provision			4.99%
Percentage of common stock reserve			200.00%
Debt Instrument, Redemption Price, Percentage			120.00%
Debt Instrument, Convertible, Liquidation Preference, Per Share		$ 1,000	$ 1,000
[custom:DebtInstrumentRedeemableShares-0]		1,650	1,650
[custom:DebtInstrumentRedemptionPricePercentageDividendDueThereon]			8.00%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			120.00%
Debt instrument redeemption stated value		$ 1,000	$ 1,000
Debt Instrument, Convertible, Liquidation Preference, Value		3,960,000	3,960,000
Temporary Equity, Accretion to Redemption Value			3,960,000
Temporary equity non cash redemption value adjustment			2,262,847
Proceeds from Issuance of Long-term Debt and Capital Securities, Net			$ 2,624,874
Temporary Equity, Description			the redemption of the outstanding shares of Series A Preferred Stock of the Company for common stock at the rate of 1 share of common stock for each 100 shares of preferred stock that is currently issued and outstanding,
Series B Preferred Stock [Member] | Maximum [Member]
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants	$ 28,947,368
Series A Preferred Stock [Member]
Preferred Stock, Value, Outstanding		$ 1,365,000	$ 1,365,000
Debt Instrument, Redemption Price, Percentage			120.00%
Debt Instrument, Convertible, Liquidation Preference, Per Share		$ 1,000	$ 1,000